SHORT TERM NOTES AND CONVERTIBLE DEBT (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Schedule of derivative liabilities and warrant liabilities

	June 30, 2024	December 31, 2023
Note Payable	$862,500	$2,594,118
Less: Unamortized Discounts and Deferred Financing Costs
Warrants	–	(557,582)
Derivative	(34,475)	(235,628)
Deferred financing costs	(50,938)	(675,184)
	(85,413)	(1,468,394)
	$777,087	$1,125,724